Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
9,184	iShares 20+ Year Treasury Bond ETF	$976,902	2.0
5,396	iShares Russell 2000 ETF	962,647	2.0
18,358	Schwab U.S. TIPS ETF	984,172	2.1
34,437	Vanguard FTSE Developed Markets ETF	1,555,519	3.3
1,173	Vanguard Mid-Cap ETF	247,409	0.5

	Total Exchange-Traded Funds
	(Cost $4,617,581)	4,726,649	9.9

MUTUAL FUNDS: 90.1%
	Affiliated Investment Companies: 90.1%
141,550	Voya High Yield Bond Fund - Class R6	952,634	2.0
964,991	Voya Intermediate Bond Fund - Class R6	8,443,668	17.6
261,470	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,368,914	4.9
245,203	Voya Multi-Manager International Equity Fund - Class I	2,341,689	4.9
329,852	Voya Multi-Manager International Factors Fund - Class I	2,869,709	6.0
100,605	Voya Multi-Manager Mid Cap Value Fund - Class I	883,313	1.8
38,517	(1) Voya Russell Large Cap Growth Index Portfolio Class I	2,047,203	4.3
12,300	(1) Voya Small Cap Growth Fund - Class R6	431,730	0.9
63,765	Voya Small Company Fund - Class R6	848,080	1.8
138,709	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,380,154	2.9
538,024	Voya U.S. Stock Index Portfolio - Class I	9,119,504	19.0
346,673	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,386,994	7.1
43,396	VY® Invesco Comstock Portfolio - Class I	907,410	1.9
182,667	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,829,708	10.1
101,747	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	941,160	2.0
20,661	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,419,395	2.9

	Total Mutual Funds
	(Cost $46,154,750)	43,171,265	90.1

	Total Investments in Securities (Cost $50,772,331)	$47,897,914	100.0
	Assets in Excess of Other Liabilities	3,418	0.0
	Net Assets	$47,901,332	100.0

(1)	Non-income producing security.

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,726,649	$–	$–	$4,726,649
Mutual Funds	43,171,265	–	–	43,171,265
Total Investments, at fair value	$47,897,914	$–	$–	$47,897,914

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$-	$1,039,493	$(100,917)	$14,058	$952,634	$6,113	$319	$-
Voya Intermediate Bond Fund - Class R6	10,332,310	1,509,888	(4,334,904)	936,374	8,443,668	85,809	(747,566)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,988,513	590,924	(524,865)	314,342	2,368,914	-	(212,001)	-
Voya Multi-Manager International Equity Fund - Class I	2,478,405	129,201	(689,993)	424,076	2,341,689	-	(232,045)	-
Voya Multi-Manager International Factors Fund - Class I	2,984,229	160,209	(651,528)	376,799	2,869,709	-	(150,503)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	957,299	59,218	(175,489)	42,285	883,313	-	(36,898)	-
Voya Russell Large Cap Growth Index - Class I	-	1,905,572	(46,982)	188,613	2,047,203	-	3,423	-
Voya Small Cap Growth Fund - Class R6	482,601	42,437	(125,773)	32,465	431,730	-	1,911	-
Voya Small Company Fund - Class R6	979,219	67,184	(245,214)	46,891	848,080	-	(2,085)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,457,051	117,225	(237,030)	42,908	1,380,154	-	(76,841)	-
Voya U.S. Stock Index Portfolio - Class I	9,052,649	591,608	(1,246,600)	721,847	9,119,504	-	(58,551)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,859,399	318,149	(1,230,382)	439,828	3,386,994	-	(269,180)	-
VY® Invesco Comstock Portfolio - Class I	964,455	50,366	(109,300)	1,889	907,410	-	(2,507)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,847,728	218,455	(623,959)	387,484	4,829,708	72	(87,500)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	950,372	72,792	(282,311)	200,307	941,160	-	(124,536)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,410,711	143,045	(665,942)	531,581	1,419,395	-	(303,692)	-
	$42,744,941	$7,015,766	$(11,291,189)	$4,701,747	$43,171,265	$91,994	$(2,298,252)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $52,650,702.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$482,335
Gross Unrealized Depreciation	(5,235,123)
Net Unrealized Depreciation	$(4,752,788)